(WNR - Segment Financial Information) (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2016 USD ($) stores_stations	Jun. 30, 2015 USD ($) stores_stations		Jun. 30, 2016 USD ($) stores_stations		Jun. 30, 2015 USD ($) stores_stations		Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Net sales	$ 2,107,308,000	$ 2,828,892,000		$ 3,562,812,000		$ 5,147,622,000
Operating income	163,472,000	315,393,000		242,099,000		571,386,000
Other income (expense), net	(22,456,000)	(23,091,000)		(42,869,000)		(44,679,000)
Income before income taxes	141,016,000	292,302,000		199,230,000		526,707,000
Depreciation and amortization	54,359,000	51,143,000		107,010,000		101,069,000
Capital expenditures	77,731,000	66,350,000		156,760,000		119,545,000
Goodwill	1,289,443,000			1,289,443,000				$ 1,289,443,000
Total assets	$ 5,538,529,000	5,953,549,000		$ 5,538,529,000		5,953,549,000		$ 5,833,393,000
Number of Stores | stores_stations	543			543
Refining Group [Member]
Segment Reporting Information [Line Items]
Revenues	$ (1,150,369,000)	(1,693,441,000)		$ (1,837,218,000)		(3,080,631,000)	[1]
Operating income	157,584,000	312,574,000		233,941,000	[2]	572,712,000	[1],[2]
Depreciation and amortization	40,064,000	37,210,000		78,758,000		74,807,000	[1]
Capital expenditures	66,219,000	44,693,000		136,291,000		67,175,000	[1]
Total assets	4,416,630,000	4,411,215,000	[1]	4,416,630,000		4,411,215,000	[1]
Retail Group [Member]
Segment Reporting Information [Line Items]
Revenues	(558,822,000)	(611,588,000)		(1,008,900,000)		(1,113,981,000)
Operating income	5,496,000	9,479,000		9,361,000		11,419,000
Depreciation and amortization	6,232,000	6,079,000		11,912,000		11,411,000
Capital expenditures	2,861,000	5,956,000		4,935,000		9,272,000
Total assets	$ 463,828,000	$ 466,028,000		$ 463,828,000		$ 466,028,000
Number of Stores | stores_stations	259	262		259		262
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating income	$ (24,099,000)	$ (27,691,000)		$ (47,132,000)		$ (51,337,000)
Depreciation and amortization	738,000	1,184,000		1,871,000		2,289,000
Capital expenditures	563,000	855,000		1,205,000		2,256,000
Total assets	222,006,000	563,922,000		222,006,000		563,922,000
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Revenues	(398,117,000)	(523,863,000)		(716,694,000)		(953,010,000)	[1]
Operating income	24,491,000	21,031,000		45,929,000		38,592,000	[1]
Depreciation and amortization	7,325,000	6,670,000		14,469,000		12,562,000	[1]
Capital expenditures	8,088,000	14,846,000		14,329,000		40,842,000	[1]
Total assets	436,065,000	512,384,000	[1]	436,065,000		512,384,000	[1]
Intersegment Eliminations [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Revenues	(749,619,000)	(859,741,000)		(1,339,738,000)		(1,559,764,000)	[1]
Intersegment Eliminations [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Revenues	(1,963,000)	(3,025,000)		(3,512,000)		(5,729,000)
Intersegment Eliminations [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Revenues	(180,485,000)	(212,041,000)		(329,947,000)		(390,290,000)	[1]
Operating Segments [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Revenues	(1,899,988,000)	(2,553,182,000)		(3,176,956,000)		(4,640,395,000)	[1]
Goodwill	1,267,455,000	1,267,455,000		1,267,455,000		1,267,455,000
Operating Segments [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Revenues	(560,785,000)	(614,613,000)		(1,012,412,000)		(1,119,710,000)
Goodwill	21,988	21,988		21,988		21,988
Operating Segments [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Revenues	$ (578,602,000)	$ (735,904,000)		$ (1,046,641,000)		$ (1,343,300,000)	[1]

[1]	WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three and six months ended June 30, 2015. WNRL operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment. The information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System.
[2]	The effect of our economic hedging activity is included within the operating income of our refining segment as a component of cost of products sold. The cost of products sold within our refining segment included $14.0 million and $8.7 million in net realized and unrealized economic hedging losses for the three and six months ended June 30, 2016, respectively, and $14.5 million and $17.0 million in net realized and unrealized economic hedging losses for the three and six months ended June 30, 2015, respectively.